Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Series X Preferred Stock [Member] Preferred Stock [Member]	Series Y Preferred Stock [Member] Preferred Stock [Member]	Series Z Preferred Stock [Member] Preferred Stock [Member]	Series C Preferred Stock [Member] Preferred Stock [Member]	Common Stock [Member]	Common Stock To Be Issued [Member]	Additional Paid-in Capital [Member]	Discount On Preferred Stock [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019				$ 1	$ 1,296	$ 3,149	$ 152,688,853		$ (189,562,225)	$ (36,868,926)
Balance, shares at Dec. 31, 2019				1,000	1,296,566	3,148,871
Common shares issued upon conversion of convertible notes					$ 241		370,514			370,755
Common shares issued upon conversion of convertible notes, shares					241,228
Net loss									(14,710,460)	(14,710,460)
Issuance of common shares previously to be issued					$ 124	$ (124)
Issuance of common shares previously to be issued, shares					123,867	(123,867)
BCF recognized upon issuance of Series X preferred shares							454,200	(454,200)
Series Y preferred shares issued in exchange for convertible notes, accrued interest and warrants		$ 1					13,095,635			13,095,636
Series Y preferred shares issued in exchange for convertible notes, accrued interest and warrants, shares		654.781794
BCF recognized upon issuance of Series Y preferred shares							21,594,115	(21,594,115)
Deemed dividend resulting from amortization of preferred stock discount								1,074,539	(1,074,539)
Common shares contributed back to the Company and promptly retired
Common shares contributed back to the Company and promptly retired, shares					(230)
Recission of warrants exercised in prior year							(6,000)			(6,000)
Recission of warrants exercised in prior year, shares						(400)
Deemed dividend related to warrant price protection							95,838,488		(95,838,488)
Convertible note issued to CFO with BCF							64,143			64,143
Sale of Series X preferred shares							321,000			321,000
Sale of Series X preferred shares, shares	16.05
Ending balance, value at Dec. 31, 2020		$ 1		$ 1	$ 1,661	$ 3,025	284,420,948	(20,973,776)	(301,185,712)	(37,733,852)
Balance, shares at Dec. 31, 2020	16.05	654.781794		1,000	1,661,431	3,024,604
Common shares issued upon conversion of convertible notes					$ 15		132,987			133,002
Common shares issued upon conversion of convertible notes, shares					14,828
Net loss									10,864,149	10,864,149
Issuance of common shares previously to be issued					$ 3	$ (3)
Issuance of common shares previously to be issued, shares					3,354	(3,354)
Series Z preferred shares issued as equity kicker for note payable							867,213			867,214
Series Z preferred shares issued as part of settlement agreement			1				6,530,867			6,530,867
Issuance of common shares for services rendered					$ 7		166,848			166,855
Issuance of common shares for services rendered, shares					7,251
Cancelation of common shares and warrants in exchange for cash paid per cancelation agreement					$ (5)		11,005			11,000
Cancelation of common shares and warrants in exchange for cash paid per cancelation agreement, shares					(4,950)
Sale of Series X preferred shares							200,000			200,000
Sale of Series X preferred shares, shares	10.00
BCF recognized upon issuance of Series X preferred shares							2,852,500	(2,852,500)
Series Y preferred shares issued in exchange for convertible notes, accrued interest and warrants							1,314,678			1,314,678
Series Y preferred shares issued in exchange for convertible notes, accrued interest and warrants, shares		65.733880
BCF recognized upon issuance of Series Y preferred shares							10,972,647	(10,972,647)
Deemed dividend resulting from amortization of preferred stock discount								34,798,923	(34,798,923)
Ending balance, value at Sep. 30, 2021		$ 1	$ 1	$ 1	$ 1,681	$ 3,021	307,469,693		(325,120,486)	(17,668,087)
Balance, shares at Sep. 30, 2021	26.05	720.515674	500	1,000	1,681,914	3,021,250
Beginning balance, value at Dec. 31, 2020		$ 1		$ 1	$ 1,661	$ 3,025	284,420,948	(20,973,776)	(301,185,712)	(37,733,852)
Balance, shares at Dec. 31, 2020	16.05	654.781794		1,000	1,661,431	3,024,604
Common shares issued upon conversion of convertible notes					$ 15		132,987			133,002
Common shares issued upon conversion of convertible notes, shares					14,828
Net loss									(1,632,421)	(1,632,421)
Issuance of common shares previously to be issued					$ 4	$ (4)
Issuance of common shares previously to be issued, shares					3,355	(3,355)
Series Z preferred shares issued as equity kicker for note payable							867,213			867,213
Series Z preferred shares issued as equity kicker for note payable, shares			250
Series Z preferred shares issued as part of settlement agreement			$ 1				6,530,867			6,530,868
Series Z preferred shares issued as part of settlement ageement, shares			250
Issuance of common shares for services rendered					$ 7		166,848			166,855
Issuance of common shares for services rendered, shares					7,252
Cancelation of common shares and warrants in exchange for cash paid per cancelation agreement					$ (5)		(10,995)			(11,000)
Cancelation of common shares and warrants in exchange for cash paid per cancelation agreement, shares					(4,950)
BCF recognized upon issuance of Series X preferred shares							2,852,500	(2,852,500)
Series Y preferred shares issued in exchange for convertible notes, accrued interest and warrants							1,314,678			1,314,678
Series Y preferred shares issued in exchange for convertible notes, accrued interest and warrants, shares		65.733880
BCF recognized upon issuance of Series Y preferred shares							10,972,647	(10,972,647)
Deemed dividend resulting from amortization of preferred stock discount								34,798,923	(34,798,923)
Sale of Series X preferred shares							200,000			200,000
Sale of Series X preferred shares, shares	10.00
Common shares issued in business combination					$ 1,650		18,412,350			18,414,000
Common shares issued in business combination, shares					1,650,000
Common shares to be issued canceled for no consideration						$ (3,013)	3,013
Common shares to be issued canceled for no consideration, shares						(3,012,749)
Redemption of Series X preferred shares							(501,463)			(501,463)
Redemption of Series X preferred shares, shares	(26.05)
Deemed dividend resulting from redemption of Series X preferred shares							(3,326,237)		3,326,237
Redemption of Series Y preferred shares		$ (1)					(11,095,941)			(11,095,942)
Redemption of Series Y preferred shares, shares		(720.515674)
Deemed dividend resulting from redemption of Series Y preferred shares							(35,881,134)		35,881,134
Series C preferred shares contributed back to the Company and promptly retired				$ (1)			1
Series C preferred shares contributed back to the Company and promptly retired, shares				(1,000)
Ending balance, value at Dec. 31, 2021			$ 1		$ 3,332	$ 8	275,058,282		(298,409,685)	(23,348,062)
Balance, shares at Dec. 31, 2021			500		3,331,916	8,500
Beginning balance, value at Jun. 30, 2021		$ 1		$ 1	$ 1,681	$ 3,021	300,049,604		(324,596,745)	(24,542,427)
Balance, shares at Jun. 30, 2021	26.05	720.515674		1,000	1,681,914	3,021,250
Net loss									(523,741)	(523,741)
Series Z preferred shares issued as equity kicker for note payable							867,213			867,214
Series Z preferred shares issued as equity kicker for note payable, shares			250
Series Z preferred shares issued as part of settlement agreement			$ 1				6,530,867			6,530,867
Series Z preferred shares issued as part of settlement ageement, shares			250
Ending balance, value at Sep. 30, 2021		$ 1	$ 1	$ 1	$ 1,681	$ 3,021	307,469,693		(325,120,486)	(17,668,087)
Balance, shares at Sep. 30, 2021	26.05	720.515674	500	1,000	1,681,914	3,021,250
Beginning balance, value at Dec. 31, 2021			$ 1		$ 3,332	$ 8	275,058,282		(298,409,685)	(23,348,062)
Balance, shares at Dec. 31, 2021			500		3,331,916	8,500
Issuance of common stock upon conversion of convertible debt at uplisting					$ 6,897		36,553,575			36,560,471
Common shares issued upon conversion of convertible notes					$ 475		1,453,025		(1,453,501)
Common shares issued upon conversion of convertible notes, shares		(117)			475,000
Warrant expense for liquidated damages waiver							7,408,681			7,408,681
Deemed dividend for repricing of certain warrants for liquidated damages waiver							462,556		(462,556)
Net loss									(27,888,158)	(27,888,158)
Issuance of common shares previously to be issued					$ 8	$ (8)
Issuance of common shares previously to be issued, shares					8,500	(8,500)				8,500
Elimination of derivative liabilities for authorized share shortfall							29,759,766			$ 29,759,765
Deemed dividend for Series Z price protection trigger upon uplisting							7,237,572		(7,237,572)
Deemed dividend for repricing & issuance of additional warrants upon uplisting							21,115,910		(21,115,910)
Ending balance, value at Sep. 30, 2022			$ 1		$ 10,712		379,049,367		(356,567,382)	22,492,697
Balance, shares at Sep. 30, 2022			383		10,712,319
Beginning balance, value at Jun. 30, 2022			$ 1		$ 3,340		304,818,048		(317,720,309)	(12,898,920)
Balance, shares at Jun. 30, 2022			500		3,340,416
Issuance of common stock upon conversion of convertible debt at uplisting					$ 6,897		36,553,575			36,560,471
Issuance of common stock upon conversion of convertible debt at uplisting, shares					6,896,903
Common shares issued upon conversion of convertible notes					$ 475		1,453,025		(1,453,500)
Common shares issued upon conversion of convertible notes, shares		(117)			475,000
Warrant expense for liquidated damages waiver							7,408,681			7,408,681
Deemed dividend for Series Z price protection trigger upon uplisting							7,237,572		(7,237,572)
Deemed dividend for triggering of warrant price protection upon uplisting							21,115,910		(21,115,910)
Deemed dividend for repricing of certain warrants for liquidated damages waiver							462,556		(462,556)
Net loss									(8,577,535)	(8,577,535)
Ending balance, value at Sep. 30, 2022			$ 1		$ 10,712		$ 379,049,367		$ (356,567,382)	$ 22,492,697
Balance, shares at Sep. 30, 2022			383		10,712,319